Related Party Transactions - Related Party Transactions With The Reporting Entity's Largest Shareholder By Their Nature (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Interest income on demand deposits	$ 4,982	$ 14,731
Rio Tinto [Member]
Related Party Transaction [Line Items]
Interest income on demand deposits	29	5,681
Cost recoveries-Turquoise Hill	4,017	5,285
Standby purchaser fee (Note 14)		(71,710)
Front end fees (Note 11)		(7,917)
Commitment fees (Note 11)	(224)	(14,527)
Interest expense (Note 11)	(4,903)	(129,910)
Management services payment	(27,745)	(21,750)
Cost recoveries-Rio Tinto	(78,630)	(98,302)
Net amount of related party transactions	$ (107,456)	$ (333,150)